April 28, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	John Hancock Collateral Investment Trust (the “Trust”) Registration No. 811-22303
Ladies and Gentlemen:
     Attached hereto for filing on behalf of the Trust pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”); (2) General Instruction D to Form N-1A; and (3) Rule 101(a) of Regulation S-T is a copy of Amendment No. 3 under the 1940 Act (the “Amendment”) to the registration statement on Form N-1A of the Trust. The Amendment has been manually signed by the Trust, as required by Section 8(b) of the 1940 Act. Pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures.
     The Amendment is being filed pursuant to Rule 8b-16 under the 1940 Act and becomes effective upon filing. Because beneficial interests in each series of the Trust are issued solely in transactions that are exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), the Trust is not registered under the 1933 Act.
     If you have any questions or comments concerning the Amendment, please contact me at (617) 375-1547.

Very truly yours,

/s/ Carolyn Flanagan Carolyn Flanagan

Attachments

cc:	Mr. Brian Thompson, Esq. (Division of Investment Management)